SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation and Combination
Basis of Presentation and Combination
In connection with the Separation, IAC Holdings, Inc. was incorporated as a Delaware corporation in November 2019. IAC Holdings, Inc. currently does not have any material assets or liabilities, nor does it engage in any business or other activities and, other than in connection with the Separation, will not acquire or incur any material assets or liabilities, nor will it engage in any business or other activities.
The historical combined financial statements of IAC Holdings, Inc. and subsidiaries have been prepared on a standalone basis and are derived from the consolidated financial statements and accounting records of Old IAC. The combined financial statements reflect the historical financial position, results of operations and cash flows of the businesses comprising New IAC since their respective dates of acquisition by Old IAC and the allocation to New IAC of certain Old IAC corporate expenses relating to New IAC based on the historical financial statements and accounting records of Old IAC. For the purpose of these financial statements, income taxes have been computed as if the entities comprising New IAC filed tax returns on a standalone, separate basis. The financial statements have been prepared on a combined, rather than consolidated, basis as the final steps of the legal reorganization, which will result in the contribution of all the entities that will comprise New IAC as of the date of the Separation, are not yet complete.
As used herein, "New IAC," "we," "our" or "us" and similar terms in these historical combined financial statements refer to IAC Holdings, Inc. and its subsidiaries (unless the context requires otherwise).
New IAC prepares its combined financial statements in accordance with U.S. generally accepted accounting principles ("GAAP").
All intercompany transactions and balances between and among New IAC, its subsidiaries and the entities comprising New IAC have been eliminated. All intercompany transactions between (i) New IAC and (ii) Old IAC and its subsidiaries are considered to be effectively settled for cash at the time the transaction is recorded. The total net effect of the settlement of these intercompany transactions is reflected in the combined statement of cash flows as a financing activity and in the combined balance sheet as “Invested capital.”
In management's opinion, the assumptions underlying the historical combined financial statements of New IAC, including the basis on which the expenses have been allocated from Old IAC, are reasonable. However, the allocations may not reflect the expenses that we may have incurred as an independent, stand-alone company for the periods presented.

Accounting for Investments in Equity Securities
Accounting for Investments in Equity Securities
Investments in equity securities, other than those of our combined subsidiaries and those accounted for under the equity method, if applicable, are accounted for at fair value or under the measurement alternative of Financial Accounting Standards Board ("FASB") Accounting Standards Update ("ASU") No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, following its adoption on January 1, 2018, with any changes to fair value recognized within other income (expense), net each reporting period. Under the measurement alternative, equity investments without readily determinable fair values are carried at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar securities of the same issuer; value is generally determined based on a market approach as of the transaction date. A security will be considered identical or similar if it has identical or similar rights to the equity securities held by New IAC. New IAC reviews its investments in equity securities without readily determinable fair values for impairment each reporting period when there are qualitative factors or events that indicate possible impairment. Factors we consider in making this determination include negative changes in industry and market conditions, financial performance, business prospects, and other relevant events and factors. When indicators of impairment exist, New IAC prepares quantitative assessments of the fair value of our investments in equity securities, which require judgment and the use of estimates. When our assessment indicates that the fair value of the investment is below the carrying value, New IAC writes down the investment to its fair value and records the corresponding charge within other income (expense), net.

Accounting Estimates
Accounting Estimates
Management of New IAC is required to make certain estimates, judgments and assumptions during the preparation of its combined financial statements in accordance with GAAP. These estimates, judgments and assumptions impact the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of contingent assets and liabilities. Actual results could differ from these estimates.
On an ongoing basis, New IAC evaluates its estimates and judgments, including those related to: the fair values of cash equivalents and marketable debt securities; the carrying value of accounts receivable, including the determination of the allowance for doubtful accounts; the determination of revenue reserves; the carrying value of right-of-use assets ("ROU assets"); the useful lives and recoverability of definite-lived intangible assets and property and equipment; the recoverability of goodwill and indefinite-lived intangible assets; the fair value of equity securities without readily determinable fair values; contingencies; the fair value of acquisition-related contingent consideration arrangements; unrecognized tax benefits; the valuation allowance for deferred income tax assets; and the fair value of and forfeiture rates for stock-based awards, among others. New IAC bases its estimates and judgments on historical experience, its forecasts and budgets and other factors that New IAC considers relevant.

Revenue Recognition
Revenue Recognition
New IAC adopted ASU No. 2014-09, Revenue from Contracts with Customers, effective January 1, 2018 using the modified retrospective transition method for open contracts as of the date of initial application. The cumulative effect to New IAC's retained earnings at January 1, 2018 was an increase of $40.3 million, of which $3.4 million was related to the noncontrolling interest in ANGI; the adjustment to retained earnings was principally related to New IAC’s ANGI segment and the Desktop business.
•Within ANGI, the effect of the adoption of ASU No. 2014-09 was that commissions paid to employees pursuant to certain sales incentive programs, which represent the incremental direct costs of obtaining a service professional contract, are now capitalized and amortized over the estimated life of a service professional (also referred to as the estimated customer relationship period). These costs were expensed as incurred prior to January 1, 2018. The cumulative effect of the adoption of ASU No. 2014-09 was the establishment of a current and non-current asset for capitalized sales commissions of $29.7 million and $4.2 million, respectively, and a related deferred tax liability of $8.0 million, resulting in a net increase to retained earnings of $25.9 million on January 1, 2018.
•Within the Desktop business, the primary effect of the adoption of ASU No. 2014-09 was to accelerate the recognition of the portion of the revenue of certain desktop applications sold by SlimWare that qualify as functional intellectual property ("functional IP") under ASU No. 2014-09. This revenue was previously deferred and recognized over the applicable subscription term. The cumulative effect of the adoption of ASU No. 2014-09 for SlimWare was a reduction in deferred revenue of $20.3 million and the establishment of a deferred tax liability of $4.9 million, resulting in a net increase to retained earnings of $15.5 million on January 1, 2018.
New IAC's disaggregated revenue disclosures are presented in "Note 10—Segment Information."
The following table presents the impact of the adoption of ASU No. 2014-09 by segment under Accounting Standards Codification ("ASC") 606, Revenue from Contracts with Customers, as reported, and ASC 605, Revenue Recognition, for the year ended December 31, 2018.

	Under ASC 606 (as reported)	Under ASC 605	Effect of adoption of ASU No. 2014-09
	(In thousands)
Revenue by segment:
ANGI Homeservices	$1,132,241	$1,132,241	$—
Vimeo	159,641	160,931	(1,290)
Dotdash	130,991	130,991	—
Search	823,950	830,447	(6,497)
Emerging & Other	286,586	279,294	7,292
Inter-segment eliminations	(361)	(361)	—
Total	$2,533,048	$2,533,543	$(495)

Operating costs and expenses by segment:
ANGI Homeservices	$1,068,335	$1,073,275	$(4,940)
Vimeo	195,235	196,212	(977)
Dotdash	112,213	112,213	—
Search	672,525	672,525	—
Emerging & Other	313,213	310,404	2,809
Corporate	135,692	135,692	—
Total	$2,497,213	$2,500,321	$(3,108)

Operating income (loss) by segment:
ANGI Homeservices	$63,906	$58,966	$4,940
Vimeo	(35,594)	(35,281)	(313)
Dotdash	18,778	18,778	—
Search	151,425	157,922	(6,497)
Emerging & Other	(26,627)	(31,110)	4,483
Corporate	(136,053)	(136,053)	—
Total	$35,835	$33,222	$2,613

Net earnings	$292,371	$290,487	$1,884
New IAC accounts for a contract with a customer when it has approval and commitment from all parties, the rights of the parties and payment terms are identified, the contract has commercial substance and collectability of consideration is probable. Revenue is recognized when control of the promised services or goods is transferred to our customers and in an amount that reflects the consideration New IAC expects to be entitled to in exchange for those services or goods.
Transaction Price
The objective of determining the transaction price is to estimate the amount of consideration New IAC is due in exchange for its services or goods, including amounts that are variable. New IAC determines the total transaction price, including an estimate of any variable consideration, at contract inception and reassesses this estimate each reporting period.
New IAC excludes from the measurement of transaction price all taxes assessed by governmental authorities that are both (i) imposed on and concurrent with a specific revenue-producing transaction and (ii) collected from customers. Accordingly, such tax amounts are not included as a component of revenue or cost of revenue.
For contracts that have an original duration of one year or less, New IAC uses the practical expedient available under ASU No. 2014-09, applicable to such contracts and does not consider the time value of money.
Arrangements with Multiple Performance Obligations
New IAC’s contracts with customers may include multiple performance obligations. For such arrangements, New IAC allocates revenue to each performance obligation based on its relative standalone selling price. New IAC generally determines standalone selling prices based on the prices charged to customers, which are directly observable or based on an estimate if not directly observable. For our multiple performance obligation arrangements that include functional intellectual property ("IP"), which comprise the downloadable apps and software of the Desktop business, New IAC uses a residual approach to determine standalone selling prices for the functional IP.
Assets Recognized from the Costs to Obtain a Contract with a Customer
New IAC has determined that certain costs, primarily commissions paid to employees pursuant to certain sales incentive programs and mobile app store fees, meet the requirements to be capitalized as a cost of obtaining a contract. Commissions paid to employees pursuant to certain sales incentive programs are amortized over the estimated customer relationship period. New IAC calculates the estimated customer relationship period as the average customer life, which is based on historical data. When customer renewals are expected and the renewal commission is not commensurate with the initial commission, the average customer life includes renewal periods. For sales incentive programs where the customer relationship period is one year or less, New IAC has elected the practical expedient to expense the costs as incurred. New IAC generally capitalizes and amortizes mobile app store fees over the term of the applicable subscription.
During the years ended December 31, 2019 and 2018, New IAC recognized expense of $99.8 million and $70.6 million related to the amortization of these costs. The current contract asset balances are $43.1 million, $40.6 million and $30.9 million at December 31, 2019 and 2018, and January 1, 2018, respectively. The non-current contract asset balances are $6.2 million, $4.5 million and $4.7 million at December 31, 2019 and 2018, and January 1, 2018, respectively. The current and non-current contract assets are included in "Other current assets" and "Other non-current assets," respectively, in the accompanying combined balance sheet.
Performance Obligations
As permitted under the practical expedient available under ASU No. 2014-09, New IAC does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less, (ii) contracts with variable consideration that is allocated entirely to unsatisfied performance obligations or to a wholly unsatisfied promise accounted for under the series guidance, and (iii) contracts for which New IAC recognizes revenue at the amount which we have the right to invoice for services performed.
ANGI Homeservices
ANGI revenue is primarily derived from (i) consumer connection revenue, which comprises fees paid by HomeAdvisor service professionals for consumer matches (regardless of whether the service professional ultimately provides the requested service) and fees from completed jobs sourced through the HomeAdvisor and Handy platforms, and (ii) HomeAdvisor service professional membership subscription fees. Consumer connection revenue varies based upon several factors, including the service requested, product experience offered and geographic location of service. Consumer connection revenue is generated and recognized when an in-network service professional has delivered a consumer match or when a job sourced through the HomeAdvisor and Handy platforms is completed. Service professional membership subscription revenue is initially deferred and is recognized using the straight-line method over the applicable subscription period, which is typically one year. Consumer connection revenue is generally billed one week following a consumer match, with payment due upon receipt of invoice or collected when a consumer schedules a job through the HomeAdvisor and Handy platforms. ANGI maintains revenue reserves for potential credits for services provided by Handy service professionals to consumers.
ANGI revenue is also derived from (i) sales of time-based website, mobile and call center advertising to service professionals, (ii) membership subscription fees from consumers and (iii) service warranty subscription and other services. Angie's List service professionals generally pay for advertisements in advance on a monthly or annual basis at the option of the service professional, with the average advertising contract term being approximately one year. Angie's List website, mobile and call center advertising revenue is recognized ratably over the contract term. Revenue from the sale of advertising in the Angie’s List Magazine is recognized in the period in which the publication is distributed. Angie's List prepaid consumer membership subscription fees are recognized as revenue using the straight-line method over the term of the applicable subscription period, which is typically one year.
Prior to January 1, 2020, Handy recorded revenue on a net basis. Effective January 1, 2020, we modified the Handy terms and conditions so that Handy, rather than the service professional, has the contractual relationship with the consumer to deliver the service and Handy, rather than the consumer, has the contractual relationship with the service professional. Consumers request services and pay for such services directly through the Handy platform and then Handy fulfills the request with independently established home services providers engaged in a trade, occupation and/or business that customarily provides such services. This change in contractual terms requires gross revenue accounting treatment effective January 1, 2020. Also, in the case of certain tasks, HomeAdvisor provides a pre-priced product offering, pursuant to which consumers can request services through a HomeAdvisor platform and pay HomeAdvisor for the services directly. HomeAdvisor then fulfills the request with independently established home services providers engaged in a trade, occupation and/or business that customarily provides such services. Revenue from HomeAdvisor’s pre-priced product offering is also recorded on a gross basis effective January 1, 2020. In addition to changing the presentation of revenue to gross from net, the timing of revenue recognition will change for pre-priced jobs and will be later than the timing of existing consumer connection revenue for HomeAdvisor because we will not be able to record revenue, generally, until the service professional completes the job on our behalf.
Vimeo
Vimeo revenue is derived primarily from annual and monthly SaaS subscription fees paid by subscribers for self-serve and enterprise subscription plans. Subscription revenue is recognized over the terms of the applicable subscription period, which are typically one month or one year.
Dotdash
Dotdash revenue consists principally of display advertising revenue and performance marketing revenue. Display advertising revenue is generated primarily through digital display advertisements sold directly by our sales team and through programmatic advertising networks. Performance marketing revenue includes affiliate commerce and performance marketing commissions. Affiliate commerce commission revenue is generated when Dotdash refers users to commerce partner websites resulting in a purchase or transaction. Performance marketing commissions are generated on a cost-per-click or cost-per-new account basis.
Search
Desktop revenue largely consists of advertising revenue generated principally through the display of paid listings in response to search queries. Paid listings are advertisements displayed on search results pages that generally contain a link to advertiser websites. The substantial majority of the paid listings displayed by our Desktop businesses is supplied to us by Google Inc. ("Google") pursuant to our services agreement with Google. Pursuant to this agreement, Desktop businesses that provide search services transmit search queries to Google, which in turn transmits a set of relevant and responsive paid listings back to these businesses for display in search results. This ad-serving process occurs independently of, but concurrently with, the generation of algorithmic search results for the same search queries. Google paid listings are displayed separately from algorithmic search results and are identified as sponsored listings on search results pages. Paid listings are priced on a price per click basis and when a user submits a search query through a Desktop business and then clicks on a Google paid listing displayed in response to the query, Google bills the advertiser that purchased the paid listing and shares a portion of the fee charged to the advertiser with the Desktop business. New IAC recognizes paid listing revenue from Google when it delivers the user's click. In cases where the user’s click is generated due to the efforts of a third-party distributor, we recognize the amount due from Google as revenue and record a revenue share or other payment obligation to the third-party distributor as traffic acquisition costs.
To a lesser extent, Desktop revenue also includes fees related to subscription-based downloadable desktop applications as well as display advertisements. Fees related to subscription downloadable desktop applications are generally recognized over the term of the applicable subscription period, which is primarily one or two years. Fees related to display advertisements are recognized when an advertisement is displayed.
Ask Media Group revenue consists principally of advertising revenue generated principally through the display of paid listings in response to search queries, as well as from display advertisements appearing alongside content on its various websites and, to a lesser extent, affiliate commerce commission revenue. The majority of the paid listings displayed are supplied to us by Google in the manner, and pursuant to the services agreement with Google, described above.
Revenue from display advertising is generated through advertisements sold through programmatic advertising networks. Affiliate commerce commission revenue is generated when an Ask Media Group property refers users to commerce partner websites resulting in a purchase or transaction.
Emerging & Other
Mosaic Group revenue consists primarily of fees related to subscription downloadable mobile applications distributed through the Apple App Store and Google Play Store, as well as display advertisements. Fees related to subscription downloadable mobile applications are recognized either over the term of the subscription period, which is up to one year, for those applications that must be connected to our servers to function, or at the time of the sale when the software is delivered. Fees related to display advertisements are recognized when an advertisement is displayed.
Bluecrew revenue consists of service revenue, which is generated through staffing workers and recognized as control of the promised services is transferred to our customers.
NurseFly revenue consists of subscription revenue, which is generated through recruiting agencies that seek access to qualified healthcare professionals and is recognized at the earlier of the full delivery of the promised services or the length of the subscription period.
The Daily Beast revenue consists of advertising revenue, which is generated primarily through display advertisements (sold directly and through programmatic ad sales), and to a lesser extent, affiliate commerce commission revenue.
Revenue of College Humor Media and IAC Films is generated primarily through media production and distribution and advertising. Production revenue is recognized when control is transferred to the customer to broadcast or exhibit, and advertising revenue is recognized when an advertisement is displayed or over the advertising period.
Accounts Receivables, Net of Allowance for Doubtful Accounts and Revenue Reserves
Accounts receivable include amounts billed and currently due from customers. New IAC maintains an allowance for doubtful accounts to provide for the estimated amount of accounts receivable that will not be collected. The allowance for doubtful accounts is based upon a number of factors, including the length of time accounts receivable are past due, New IAC’s previous loss history and the specific customer’s ability to pay its obligation. The time between New IAC issuance of an invoice and payment due date is not significant; customer payments that are not collected in advance of the transfer of promised services or goods are generally due no later than 30 days from invoice date. New IAC also maintains allowances to reserve for potential credits issued to consumers or other revenue adjustments. The amounts of these reserves are based primarily upon historical experience.
Deferred Revenue
Deferred revenue consists of advance payments that are received or are contractually due in advance of New IAC's performance. New IAC’s deferred revenue is reported on a contract by contract basis at the end of each reporting period. New IAC classifies deferred revenue as current when the term of the applicable subscription period or expected completion of our performance obligation is one year or less. The deferred revenue balance is $179.9 million, $151.8 million and $133.9 million at December 31, 2019 and 2018, and January 1, 2018, respectively. During the years ended December 31, 2019 and 2018, New IAC recognized $146.5 million and $131.9 million of revenue that was included in the deferred revenue balance as of December 31, 2018 and January 1, 2018, respectively. The current deferred revenue balances are $178.6 million and $150.1 million at December 31, 2019 and 2018, respectively. The non-current deferred revenue balances are $1.3 million and $1.7 million at December 31, 2019 and 2018, respectively. Non-current deferred revenue is included in "Other long-term liabilities" in the accompanying combined balance sheet.
Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents include cash and short-term investments, with maturities of less than 91 days from the date of purchase. Domestically, cash equivalents primarily consist of AAA rated government money market funds, treasury discount notes, time deposits and commercial paper rated A1/P1 or better. Internationally, cash equivalents primarily consist of AAA rated government money market funds and time deposits.

Investments in Debt Securities
Investments in Debt Securities
New IAC invests in marketable debt securities with active secondary or resale markets to ensure portfolio liquidity to fund current operations or satisfy other cash requirements as needed. Marketable debt securities are adjusted to fair value each quarter, and the unrealized gains and losses, net of tax, are included in accumulated other comprehensive income (loss) as a separate component of parent's equity. The specific-identification method is used to determine the cost of debt securities sold and the amount of unrealized gains and losses reclassified out of accumulated other comprehensive income (loss) into earnings. New IAC also invests in non-marketable debt securities as part of its investment strategy. We review our debt securities for impairment each reporting period. New IAC recognizes an unrealized loss on debt securities in net earnings when the impairment is determined to be other-than-temporary. Factors we consider in making such determination include the duration, severity and reason for the decline in value and the potential recovery and our intent to sell the debt security. We also consider whether we will be required to sell the security before recovery of its amortized cost basis and whether the amortized cost basis cannot be recovered because of credit losses. If an impairment is considered to be other-than-temporary, the debt security will be written down to its fair value and the loss will be recognized within other income (expense), net. New IAC has no marketable securities at December 31, 2019. At December 31, 2018, marketable debt securities consist of treasury discount notes.

Certain Risks and Concentrations
Certain Risks and Concentrations
Services Agreement with Google

Old IAC and Google are party to a services agreement (the “Services Agreement”). If the Separation is consummated, Old IAC shall assign the Services Agreement to New IAC. A meaningful portion of New IAC's revenue is attributable to the Services Agreement. In addition, New IAC earns certain other advertising revenue from Google that is not attributable to the Services Agreement. For the years ended December 31, 2019, 2018 and 2017, total revenue earned from Google was $733.5 million, $825.2 million and $740.7 million, respectively, representing 27%, 33% and 38%, respectively, of New IAC's combined revenue. Accounts receivable related to revenue earned from Google totaled $53.0 million and $69.1 million at December 31, 2019 and 2018, respectively.

Revenue attributable to the Services Agreement is earned by the Desktop business and Ask Media Group within the Search segment. For the years ended December 31, 2019, 2018 and 2017, revenue earned from the Services Agreement was $291.1 million, $426.5 million and $480.6 million, respectively, within the Desktop business and $385.9 million, $339.0 million and $203.5 million, respectively, within Ask Media Group.
The current Services Agreement expires on March 31, 2020. On February 11, 2019, Old IAC and Google amended the Services Agreement, effective as of April 1, 2020. The amendment extends the expiration date of the agreement to March 31, 2023; provided that during September 2020 and during each September thereafter, either party may, after discussion with the other party, terminate the services agreement, effective on September 30 of the year following the year such notice is given. New IAC believes that the amended agreement, taken as a whole, is comparable to Old IAC’s currently existing agreement with Google. The Services Agreement requires that New IAC comply with certain guidelines promulgated by Google. Google may generally unilaterally update its policies and guidelines without advance notice. These updates may be specific to the Services Agreement or could be more general and thereby impact New IAC as well as other companies. These policy and guideline updates could in turn require modifications to, or prohibit and/or render obsolete certain of our products, services and/or business practices, which could be costly to address or otherwise have an adverse effect on our combined financial condition and results of operations, particularly our Desktop business and Ask Media Group. As described below, Google has made changes to the policies under the Services Agreement and has also made industry‑wide changes that have negatively impacted the Desktop business during both 2018 and 2019.

Google’s policy changes related to its Chrome browser, which became effective on September 12, 2018, negatively impacted the distribution of our B2C downloadable desktop products. The resultant reduction in projected profits and revenues of this business resulted in a $27.7 million impairment of the B2C trade name, which was recorded in the fourth quarter of 2018. On May 31, 2019, Google announced industry-wide policy changes, which became effective on July 1, 2019, related to all extensions distributed through the Chrome Web Store. These industry-wide changes, combined with other changes to polices under the Services Agreement during the second half of 2019, have had a negative impact on the historical and expected future results of operations of the Desktop business. As of December 31, 2019, the goodwill balance of the Desktop reporting unit and the carrying value of the related intangible asset are $265.1 million and $28.9 million, respectively. The fair values of the Desktop reporting unit and the related intangible asset approximate their carrying values; therefore, a modest reduction in the fair values of the Desktop reporting unit or the related intangible asset would result in an impairment charge, which would be equal to the excess of the carrying value over the fair value of such assets.
Credit Risk

Financial instruments, which potentially subject New IAC to concentration of credit risk, consist primarily of cash and cash equivalents. Cash and cash equivalents are maintained with financial institutions and are in excess of Federal Deposit Insurance Corporation insurance limits.
Other Risks
New IAC's business is subject to certain risks and concentrations including dependence on third-party technology providers, exposure to risks associated with online commerce security and credit card fraud.

Property and Equipment
Property and Equipment
Property and equipment, including significant improvements, are recorded at cost. Repairs and maintenance costs are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, or, in the case of leasehold improvements, the lease term, if shorter.

Business Combinations
Business Combinations
The purchase price of each acquisition is attributed to the assets acquired and liabilities assumed based on their fair values at the date of acquisition, including identifiable intangible assets that either arise from a contractual or legal right or are separable from goodwill. New IAC usually uses the assistance of outside valuation experts to assist in the allocation of purchase price to the identifiable intangible assets acquired. While outside valuation experts may be used, management has ultimate responsibility for the valuation methods, models and inputs used and the resulting purchase price allocation. The excess purchase price over the net tangible and identifiable intangible assets is recorded as goodwill and is assigned to the reporting unit(s) that is expected to benefit from the combination as of the acquisition date.
In connection with certain business combinations, New IAC has entered into contingent consideration arrangements that are determined to be part of the purchase price. Each of these arrangements is initially recorded at its fair value at the time of the acquisition and reflected at current fair value for each subsequent reporting period thereafter until settled. Generally, our contingent consideration arrangements are based upon financial performance and/or operating metric targets. New IAC generally determines the fair value of the contingent consideration arrangements by using probability-weighted analyses to determine the amounts of the gross liability, and, if the arrangement is long-term in nature, applying a discount rate that appropriately captures the risk associated with the obligation to determine the net amount reflected in the combined financial statements. Significant changes in forecasted earnings or operating metrics would result in a significantly higher or lower fair value measurement. The changes in the remeasured fair value of the contingent consideration arrangements during each reporting period, including the accretion of the discount, if applicable, are recognized in "General and administrative expense" in the accompanying combined statement of operations.
Goodwill and Indefinite-Lived Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
New IAC assesses goodwill and indefinite-lived intangible assets for impairment annually as of October 1, or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit or the fair value of an indefinite-lived intangible asset below its carrying value.
When New IAC elects to perform a qualitative assessment and concludes it is not more likely than not that the fair value of the reporting unit is less than its carrying value, no further assessment of that reporting unit's goodwill is necessary; otherwise, a quantitative assessment is performed and the fair value of the reporting unit is determined. If the carrying value of the reporting unit exceeds its fair value, an impairment equal to the excess is recorded.
For New IAC's annual goodwill test at October 1, 2019, a qualitative assessment of the ANGI, Vimeo, Mosaic Group (included in the Emerging & Other segment), College Humor Media, Bluecrew and Nursefly reporting units' goodwill was performed because New IAC concluded it was more likely than not that the fair value of these reporting units was in excess of their respective carrying values. The primary factors that New IAC considered in its qualitative assessment for each of these reporting units are described below:
•ANGI's October 1, 2019 market capitalization of $3.6 billion exceeded its carrying value by approximately $2.2 billion.
•New IAC prepared valuations of the Vimeo, Mosaic Group, Bluecrew and Nursefly reporting units primarily in connection with the issuance and/or settlement of equity awards that are denominated in the equity of these businesses subsequent to January 1, 2019. The valuations were prepared time proximate to, however, not as of, October 1, 2019. The fair value of each of these businesses was in excess of its October 1, 2019 carrying value.
New IAC quantitatively tests goodwill for impairment as of October 1 when it concludes that it is more likely than not that there may be an impairment. For New IAC's annual goodwill test at October 1, 2019, New IAC quantitatively tested the Desktop reporting unit (included in the Search segment). New IAC's quantitative test indicated that there was no impairment. New IAC's Dotdash, Ask Media Group and The Daily Beast reporting units have no goodwill.
The aggregate goodwill balance for the Desktop reporting unit for which the most recent estimate of fair value is less than 10% over its carrying value is approximately $265.1 million.
The fair value of New IAC's reporting units (except for ANGI described above) is determined using both an income approach based on discounted cash flows ("DCF") and a market approach when New IAC tests goodwill for impairment, either on an interim basis or annual basis as of October 1 each year. New IAC uses the same approach in determining the fair value of its businesses in connection with its non-public subsidiary denominated stock-based compensation plans, which can be a significant factor in the decision to apply the qualitative assessment rather than a quantitative test. Determining fair value using a DCF analysis requires the exercise of significant judgment with respect to several items, including the amount and timing of expected future cash flows and appropriate discount rates. The expected cash flows used in the DCF analyses are based on New IAC's most recent forecast and budget and, for years beyond the budget, New IAC's estimates, which are based, in part, on forecasted growth rates. The discount rates used in the DCF analyses are intended to reflect the risks inherent in the expected future cash flows of the respective reporting units. Assumptions used in the DCF analyses, including the discount rate, are assessed based on each reporting unit's current results and forecasted future performance, as well as macroeconomic and industry specific factors. The discount rates used in the quantitative test for determining the fair value of New IAC's reporting units was 12.5% in 2019 and ranged from 12.5% to 15.0% in 2018. Determining fair value using a market approach considers multiples of financial metrics based on both acquisitions and trading multiples of a selected peer group of companies. From the comparable companies, a representative market multiple is determined which is applied to financial metrics to estimate the fair value of a reporting unit. To determine a peer group of companies for our respective reporting units, we considered companies relevant in terms of consumer use, monetization model, margin and growth characteristics, and brand strength operating in their respective sectors.
While New IAC has the option to qualitatively assess whether it is more likely than not that the fair values of its indefinite-lived intangible assets are less than their carrying values, New IAC's policy is to determine the fair value of each of its indefinite-lived intangible assets annually as of October 1, in part, because the level of effort required to perform the quantitative and qualitative assessments is essentially equivalent. New IAC determines the fair value of indefinite-lived intangible assets using an avoided royalty DCF valuation analysis. Significant judgments inherent in this analysis include the selection of appropriate royalty and discount rates and estimating the amount and timing of expected future cash flows. The discount rates used in the DCF analyses are intended to reflect the risks inherent in the expected future cash flows generated by the respective intangible assets. The royalty rates used in the DCF analyses are based upon an estimate of the royalty rates that a market participant would pay to license New IAC's trade names and trademarks. The future cash flows are based on New IAC's most recent forecast and budget and, for years beyond the budget, New IAC's estimates, which are based, in part, on forecasted growth rates. Assumptions used in the avoided royalty DCF analyses, including the discount rate and royalty rate, are assessed annually based on the actual and projected cash flows related to the asset, as well as macroeconomic and industry specific factors. The discount rates used in New IAC's annual indefinite-lived impairment assessment ranged from 11.5% to 27.5% in 2019 and 11.5% to 35% in 2018, and the royalty rates used ranged from 1% to 5.5% in 2019 and 0.75% to 5.5% in 2018.
If the carrying value of an indefinite-lived intangible asset exceeds its estimated fair value, an impairment equal to the excess is recorded. The aggregate carrying value of indefinite-lived intangible assets for which the most recent estimate of the excess of fair value over carrying value is less than 10% is approximately $28.9 million.
The 2019 annual assessment of goodwill and indefinite-lived intangible assets identified a $3.3 million goodwill impairment charge and $0.7 million trade name impairment both related to the College Humor Media business.
The 2018 annual assessment of goodwill did not identify any impairments. The 2018 annual assessment of indefinite-lived intangible assets identified impairment charges of $27.7 million and $1.1 million related to certain Desktop and College Humor Media indefinite-lived trade names, respectively. The indefinite-lived intangible asset impairment charge at Desktop was due to Google's policy changes related to its Chrome browser which became effective on September 12, 2018 and have negatively impacted the distribution of New IAC's B2C downloadable desktop products. The impairment charge related to the B2C trade name was identified in New IAC's annual impairment assessment as of October 1, 2018 and reflects the projected reduction in profits and revenues and the resultant reduction in the assumed royalty rate from these policy changes. The impairment charges are included in "Amortization of intangibles" in the accompanying combined statement of operations.
The 2017 annual assessment of goodwill and indefinite-lived intangible assets did not identify any impairments.
New IAC’s reporting units are consistent with its operating segments except for the Search operating segment, which has two reporting units, Desktop and Ask Media Group, and the Emerging & Other operating segment, which has six reporting units, Mosaic Group, Bluecrew, Nursefly, The Daily Beast, College Humor Media and IAC Films. Goodwill is tested for impairment at the reporting unit level.
Long-Lived Assets and Intangible Assets with Definite Lives
Long-Lived Assets and Intangible Assets with Definite Lives
Long-lived assets, which consist of ROU assets, property and equipment and intangible assets with definite lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The carrying value of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. If the carrying value is deemed not to be recoverable, an impairment loss is recorded equal to the amount by which the carrying value of the long-lived asset exceeds its fair value. Amortization of definite-lived intangible assets is computed either on a straight-line basis or based on the pattern in which the economic benefits of the asset will be realized.

Fair Value Measurements
Fair Value Measurements
New IAC categorizes its financial instruments measured at fair value into a fair value hierarchy that prioritizes the inputs used in pricing the asset or liability. The three levels of the fair value hierarchy are:
•Level 1: Observable inputs obtained from independent sources, such as quoted market prices for identical assets and liabilities in active markets.
•Level 2: Other inputs, which are observable directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets, quoted market prices for identical or similar assets or liabilities in markets that are not active and inputs that are derived principally from or corroborated by observable market data. The fair values of New IAC's Level 2 financial assets are primarily obtained from observable market prices for identical underlying securities that may not be actively traded. Certain of these securities may have different market prices from multiple market data sources, in which case an average market price is used.
•Level 3: Unobservable inputs for which there is little or no market data and require New IAC to develop its own assumptions, based on the best information available in the circumstances, about the assumptions market participants would use in pricing the assets or liabilities. See "Note 6—Financial Instruments and Fair Value Measurements" for a discussion of fair value measurements made using Level 3 inputs.
New IAC's non-financial assets, such as goodwill, intangible assets, ROU assets and property and equipment are adjusted to fair value only when an impairment is recognized. New IAC's financial assets, comprising equity securities without readily determinable fair values, are adjusted to fair value when observable price changes are identified or an impairment is recognized. Such fair value measurements are based predominantly on Level 3 inputs.

Traffic Acquisition Costs
Traffic Acquisition Costs
Traffic acquisition costs consist of (i) payments made to partners who direct traffic to our Ask Media Group websites, who distribute our business-to-business customized browser-based applications and who integrate our paid listings into their websites and (ii) the amortization of fees paid to Apple and Google related to the distribution of apps and the facilitation of in-app purchases. These payments include amounts based on revenue share and other arrangements. New IAC expenses these payments in the period incurred as a component of cost of revenue.

Advertising Costs
Advertising Costs
Advertising costs are expensed in the period incurred (when the advertisement first runs for production costs that are initially capitalized) and represent online marketing, including fees paid to search engines, social media sites and third parties that distribute our B2C downloadable applications, offline marketing, which is primarily television advertising, and partner-related payments to those who direct traffic to the brands within our ANGI segment. Advertising expense is $855.2 million, $798.1 million and $750.5 million for the years ended December 31, 2019, 2018 and 2017, respectively.
New IAC capitalizes and amortizes the costs associated with certain distribution arrangements that require us to pay a fee per access point delivered. These access points are generally in the form of downloadable applications associated with our direct-to consumer operations. These fees are amortized over the estimated useful lives of the access points to the extent New IAC can reasonably estimate a probable future economic benefit and the period over which such benefit will be realized (generally 18 months). Otherwise, the fees are charged to expense as incurred.

Legal Costs	Legal Costs Legal costs are expensed as incurred.
Income Taxes
Income Taxes
New IAC is included within Old IAC’s tax group for purposes of federal and consolidated state income tax return filings. In all periods presented, current and deferred income tax provision/benefit has been computed for the entities comprising New IAC on an as if standalone, separate return basis.
New IAC accounts for income taxes under the liability method, and deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying values of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided if it is determined that it is more likely than not that the deferred tax asset will not be realized. New IAC records interest, net of any applicable related income tax benefit, on potential income tax contingencies as a component of income tax expense.
New IAC evaluates and accounts for uncertain tax positions using a two-step approach. Recognition (step one) occurs when New IAC concludes that a tax position, based solely on its technical merits, is more-likely-than-not to be sustainable upon examination. Measurement (step two) determines the amount of benefit that is greater than 50% likely to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. De-recognition of a tax position that was previously recognized would occur when New IAC subsequently determines that a tax position no longer meets the more-likely-than-not threshold of being sustained.
On December 22, 2017, the U.S. enacted the Tax Cuts and Jobs Act (the "Tax Act"). The Tax Act imposes a new minimum tax on global intangible low-taxed income ("GILTI") earned by foreign subsidiaries beginning in 2018. The FASB Staff Q&A, Topic 740 No. 5, Accounting for Global Intangible Low-Taxed Income, states that an entity may make an accounting policy election to either recognize deferred taxes for temporary differences expected to reverse as GILTI in future years or provide for the tax expense related to GILTI in the year the tax is incurred. New IAC has elected to recognize the tax on GILTI as a period expense in the period the tax is incurred.

Foreign Currency Translation and Transaction Gains and Losses
Foreign Currency Translation and Transaction Gains and Losses
The financial position and operating results of foreign entities whose primary economic environment is based on their local currency are combined using the local currency as the functional currency. These local currency assets and liabilities are translated at the rates of exchange as of the balance sheet date, and local currency revenue and expenses of these operations are translated at average rates of exchange during the period. Translation gains and losses are included in accumulated other comprehensive income as a component of parent's equity. Transaction gains and losses resulting from assets and liabilities denominated in a currency other than the functional currency are included in the combined statement of operations as a component of other income (expense), net. See "Note 15—Combined Financial Statement Details" for additional information regarding foreign currency exchange gains and losses.
Translation gains and losses relating to foreign entities that are liquidated or substantially liquidated are reclassified out of accumulated other comprehensive income (loss) into earnings.
Stock-Based Compensation	Stock-Based CompensationStock-based compensation is measured at the grant date based on the fair value of the award and is generally expensed over the requisite service period.
Redeemable Noncontrolling Interests
Redeemable Noncontrolling Interests
Noncontrolling interests in the combined subsidiaries of New IAC are ordinarily reported on the combined balance sheet within parent's equity, separately from New IAC's equity. However, securities that are redeemable at the option of the holder and not solely within the control of the issuer must be classified outside of parent's equity. Accordingly, all noncontrolling interests that are redeemable at the option of the holder are presented outside of parent's equity in the accompanying combined balance sheet.
In connection with the acquisition of certain subsidiaries, management of these businesses has retained an ownership interest. Old IAC is party to fair value put and call arrangements with respect to these interests. These put and call arrangements allow management of these businesses to require Old IAC to purchase their interests or allow Old IAC to acquire such interests at fair value, respectively. These arrangements will be assigned to New IAC following the Separation and are, therefore, reflected in these combined financial statements as if New IAC were the party to these arrangements. The put arrangements do not meet the definition of a derivative instrument as the put agreements do not provide for net settlement. These put and call arrangements become exercisable by New IAC and the counterparty at various dates in the future. One of these arrangements was exercised during the year ended December 31, 2019 and two of these arrangements were exercised during each of the years ended December 31, 2018 and 2017. These put arrangements are exercisable by the counterparty outside the control of New IAC. Accordingly, to the extent that the fair value of these interests exceeds the value determined by normal noncontrolling interest accounting, the value of such interests is adjusted to fair value with a corresponding adjustment to invested capital. During the years ended December 31, 2019, 2018 and 2017, New IAC recorded adjustments of $11.6 million, $6.6 million and $6.4 million, respectively, to increase these interests to fair value. Fair value determinations require high levels of judgment and are based on various valuation techniques, including market comparables and discounted cash flow projections.
Recent Accounting Pronouncements
Recent Accounting Pronouncements
Accounting Pronouncement adopted by New IAC
Adoption of ASU No. 2016-02, Leases (Topic 842)
New IAC adopted ASU No. 2016-02, Leases (Topic 842) ("ASC 842") effective January 1, 2019. ASC 842 superseded previously existing guidance on accounting for leases and generally requires all leases to be recognized in the statement of financial position.
The adoption of ASC 842 resulted in the recognition of $119.6 million of ROU assets and related lease liabilities as of January 1, 2019, with no cumulative effect adjustment. The adoption of ASC 842 had no impact on New IAC’s combined results of operations or cash flows.
New IAC adopted ASC 842 prospectively and, therefore, did not revise comparative period information or disclosure. In addition, New IAC elected the package of practical expedients permitted under ASC 842.
See "Note 11—Leases" for additional information on the adoption of ASC 842.
Accounting Pronouncements Not Yet Adopted by New IAC

ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB issued ASU No. 2016‑13, which significantly changes how entities will measure credit losses for most financial assets, including accounts receivable. ASU No. 2016‑13 replaces the “incurred loss” approach with an “expected loss” model, under which companies will recognize allowances based on expected rather than incurred losses. New IAC adopted ASU No. 2016‑13 on January 1, 2020 using the modified retrospective approach. There was no cumulative effect arising from the adoption of ASU No. 2016‑13. The adoption of 2016‑13 is not expected to have a material impact on New IAC’s financial statements.
ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
In December 2019, the FASB issued ASU No. 2019‑12, which simplifies the accounting for income taxes, eliminates certain exceptions within ASC 740, Income Taxes, and clarifies certain aspects of the current guidance to promote consistency among reporting entities. The provisions of ASU No. 2019‑12 are effective for reporting periods beginning after December 15, 2020 with early adoption permitted. Most amendments within ASU No. 2019‑12 are required to be applied on a prospective basis, while certain amendments must be applied on a retrospective or modified retrospective basis. New IAC adopted ASU No. 2019‑12 on January 1, 2020 using the modified retrospective basis for those amendments that are not applied on a prospective basis. The adoption of ASU No. 2019‑12 will not have a material impact on New IAC’s combined financial statements.

Reclassifications		Reclassifications Certain prior year amounts have been reclassified to conform to the current year presentation.